Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2020
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information	Supplemental Guarantor Information
Condensed Consolidating Financial Information
The following consolidating information presents condensed consolidating statements of financial position as of December 31, 2020 and 2019 and condensed consolidating statements of income, other comprehensive income and cash flows for each of the three years in the period ended December 31, 2020, 2019 and 2018 of the Company and Propimex, S. de R.L. de C.V., Comercializadora la Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador CIMSA, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R. L. de C.V. (the Guarantors).
These statements are prepared in accordance with IFRS, as issued by the IASB, with the exception that the subsidiaries are accounted for as investments under the equity method rather than being consolidated. The guarantees of the Guarantors are full and unconditional.
The accounting policies applied in the preparation of the condensed financial statements is the same as those used in the preparation of the consolidated financial statements (see Note 3).
The Company’s consolidating condensed financial information for the (i) Company; (ii) its 100% owned guarantors subsidiaries (on standalone basis), which are wholly and unconditional guarantors under both prior years debt and current year debt referred to as “Senior Notes” in Note 19; (iii) the combined non-guarantor subsidiaries; iv) eliminations and v) the Company’s consolidated financial statements are as follows:

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2020
Assets
Current assets:
Cash and cash equivalents	Ps. 29,996	Ps. 4,149	Ps. 9,352	Ps. —	Ps. 43,497
Accounts receivable, net	16,724	22,779	43,968	(71,948)	11,523
Inventories	—	1,478	8,249	—	9,727
Recoverable taxes	113	1,141	4,217	—	5,471
Other current assets	1	727	1,494	—	2,222
Total current assets	46,834	30,274	67,280	(71,948)	72,440

Non-current assets:
Investments in other entities	127,273	82,371	1,583	(203,604)	7,623
Rights of use assets	—	449	829	—	1,278
Property, plant and equipment, net	—	19,403	40,057	—	59,460
Intangible assets, net	27,608	36,315	40,048	—	103,971
Deferred tax assets	3,959	2,120	5,064	—	11,143
Other non-current assets and Other current financial assets	35,136	6,172	6,783	(40,940)	7,151
Total non-current assets	193,976	146,830	94,364	(244,544)	190,626
Total assets	Ps. 240,810	Ps. 177,104	Ps. 161,644	Ps. (316,492)	Ps. 263,066

Liabilities
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps. 2,500	Ps. —	Ps. 2,517	Ps. —	Ps. 5,017
Current portion of lease liabilities	—	156	404	—	560
Interest Payable	684	—	28	—	712
Suppliers	25	2,627	14,606	(63)	17,195
Other current liabilities	22,647	41,766	26,832	(71,884)	19,361
Total current liabilities	25,856	44,549	44,387	(71,947)	42,845

Non-current liabilities:
Bank loans and notes payable	82,097	—	364	—	82,461
Lease liabilities	—	296	450	—	746
Other non-current liabilities	15,983	35,745	3,770	(40,941)	14,557
Total non-current liabilities	98,080	36,041	4,584	(40,941)	97,764
Total liabilities	123,936	80,590	48,971	(112,888)	140,609
Equity:
Equity attributable to equity holders of the parent	116,874	96,514	107,090	(203,604)	116,874
Non-controlling interest in consolidated subsidiaries	—	—	5,583	—	5,583
Total equity	116,874	96,514	112,673	(203,604)	122,457
Total liabilities and equity	Ps. 240,810	Ps. 177,104	Ps. 161,644	Ps. (316,492)	Ps. 263,066

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2019
Assets:
Current assets:
Cash and cash equivalents	Ps. 9,849	Ps. 4,464	Ps. 6,178	Ps. —	Ps. 20,491
Accounts receivable, net	18,832	28,528	59,730	(91,614)	15,476
Inventories	—	1,462	9,076	—	10,538
Recoverable taxes	189	1,474	5,904	—	7,567
Other current assets	188	522	2,014	—	2,724
Total current assets	29,058	36,450	82,902	(91,614)	56,796

Non-current assets:
Investments in other entities	153,782	147,846	3,571	(295,448)	9,751
Rights of use assets	—	594	788	—	1,382
Property, plant and equipment, net	—	19,130	42,057	—	61,187
Intangible assets, net	27,608	36,501	47,941	—	112,050
Deferred tax assets	4,411	2,208	3,813	—	10,432
Other non-current assets and Other financial assets	22,697	5,742	19,663	(41,861)	6,241
Total non-current assets	208,498	212,021	117,833	(337,309)	201,043
Total assets	Ps.237,556	Ps. 248,471	Ps. 200,735	Ps. (428,923)	Ps.257,839
Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps. 9,421	Ps. —	Ps. 2,064	Ps. —	Ps. 11,485
Current portion of lease liabilities	—	143	340	—	483
Interest Payable	422	—	17	—	439
Suppliers	11	3,735	16,225	(139)	19,832
Other current liabilities	33,151	48,249	28,845	(91,474)	18,771
Total current liabilities	43,005	52,127	47,491	(91,613)	51,010

Non-current liabilities:
Bank loans and notes payable	57,455	—	1,037	—	58,492
Lease liabilities	—	452	448	—	900
Other non-current liabilities	14,161	36,797	8,654	(41,860)	17,752
Total non-current liabilities	71,616	37,249	10,139	(41,860)	77,144
Total liabilities	114,621	89,376	57,630	(133,473)	128,154
Equity:
Equity attributable to equity holders of the parent	122,935	159,095	136,354	(295,450)	122,934
Non-controlling interest in consolidated subsidiaries	—	—	6,751	—	6,751
Total equity	122,935	159,095	143,105	(295,450)	129,685
Total liabilities and equity	Ps.237,556	Ps.248,471	Ps.200,735	Ps.(428,923)	Ps.257,839

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2020
Total revenues	Ps. 1	Ps. 90,022	Ps. 145,980	Ps. (52,388)	183,615
Cost of goods sold	—	49,426	95,620	(44,242)	100,804
Gross profit	1	40,596	50,360	(8,146)	82,811
Administrative expenses	531	3,087	7,843	(3,570)	7,891
Selling expenses	—	21,461	31,668	(4,576)	48,553
Other expenses (income), net	(7)	1,354	2,264	—	3,611
Interest expense, net	4,445	3,171	(769)	—	6,847
Foreign exchange (loss) gain, net	(1,593)	12	1,585	—	4
Other financing income (expense), net	—	—	164	—	164
Income taxes	424	3,696	1,308	—	5,428
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	17,292	10,054	(185)	(27,442)	(281)
Consolidated Net income	Ps. 10,307	Ps. 17,893	Ps. 9,610	Ps. (27,442)	Ps. 10,368
Attributable to:
Equity holders of the parent- continuing	10,307	17,893	9,549	(27,442)	10,307
Non-controlling interest- continuing	—	—	61	—	61
Consolidated Net income	Ps. 10,307	Ps. 17,893	Ps. 9,610	Ps. (27,442)	Ps. 10,368

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2019
Total revenues	Ps. 2	Ps. 96,169	Ps. 155,767	Ps. (57,467)	Ps. 194,471
Cost of goods sold	—	54,714	101,268	(49,018)	106,964
Gross profit	2	41,455	54,499	(8,449)	87,507
Administrative expenses	404	3,194	7,815	(2,986)	8,427
Selling expenses	—	24,308	33,265	(5,463)	52,110
Other expenses (income), net	3	1,579	908	—	2,490
Interest expense, net	4,568	3,745	(2,639)	—	5,674
Foreign exchange (loss) gain, net	379	(80)	(629)	—	(330)
Other financing (expense) income, net	—	—	(67)	—	(67)
Income taxes	(1,105)	2,536	4,217	—	5,648
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	15,590	11,676	48	(27,445)	(131)
Consolidated Net income	Ps. 12,101	Ps. 17,689	Ps. 10,285	Ps. (27,445)	Ps. 12,630
Attributable to:
Equity holders of the parent- continuing	12,101	17,689	9,756	(27,445)	12,101
Non-controlling interest- continuing	—	—	529	—	529
Consolidated Net income	Ps. 12,101	Ps. 17,689	Ps. 10,285	Ps. (27,445)	Ps. 12,630

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2018
Total revenues	Ps. 1	Ps. 86,736	Ps. 165,325	Ps. (69,720)	Ps. 182,342
Cost of goods sold	—	49,104	108,671	(59,371)	98,404
Gross profit	1	37,632	56,654	(10,349)	83,938
Administrative expenses	135	5,403	8,054	(5,593)	7,999
Selling expenses	—	22,814	31,867	(4,756)	49,925
Other expenses (income), net	—	627	1,254	—	1,881
Interest expense, net	4,425	3,514	(1,375)	—	6,564
Foreign exchange (loss) gain, net	(98)	(91)	(88)	—	(277)
Other financing (expense) income, net	—	—	(102)	—	(102)
Income taxes	(731)	1,455	4,536	—	5,260
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	17,833	14,732	105	(32,896)	(226)
Net income from continuing operations	Ps. 13,909	Ps. 18,460	Ps. 12,231	Ps. (32,896)	Ps. 11,704
Net income after tax from discontinued operations	Ps. —	Ps. —	Ps. 3,366	Ps. —	Ps. 3,366
Consolidated Net income	Ps. 13,909	Ps. 18,460	Ps. 15,597	Ps. (32,896)	Ps. 15,070
Attributable to:
Equity holders of the parent- continuing	13,909	18,460	11,463	(32,896)	10,936
Equity holders of the parent- discountinued.	—	—	2,975	—	2,975
Non-controlling interest- continuing	—	—	768	—	768
Non-controlling interest discontinued	—	—	391	—	391
Consolidated Net income	Ps. 13,909	Ps. 18,460	Ps. 15,597	Ps. (32,896)	Ps. 15,070

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2020
Consolidated net income	Ps. 10,307	Ps. 17,893	Ps. 9,610	Ps. (27,442)	Ps. 10,368
Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	443	393	100	(393)	543
Exchange differences on translation of foreign operations	(6,283)	1,485	(7,543)	4,798	(7,543)
Net other comprehensive income to be reclassified to profit or loss in subsequent periods:	(5,840)	1,878	(7,443)	4,405	(7,000)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	—	—	—	—	—
Remeasurements of the net defined benefit liability, net of taxes	(318)	(73)	(318)	391	(318)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(318)	(73)	(318)	391	(318)
Total comprehensive (loss) income, net of tax	(6,158)	1,805	(7,761)	4,796	(7,318)
Consolidated comprehensive income for the year, net of tax	Ps. 4,149	Ps. 19,698	Ps. 1,849	Ps. (22,646)	Ps. 3,050
Attributable to:
Equity holders of the parent- continuing	Ps. 4,149	Ps. 19,698	Ps. 2,949	Ps. (22,646)	Ps. 4,150
Non-controlling interest-continuing	—	—	(1,100)	—	(1,100)
Consolidated comprehensive income for the year, net of tax	Ps. 4,149	Ps. 19,698	Ps. 1,849	Ps. (22,646)	Ps. 3,050

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2019
Consolidated net income	Ps. 12,101	Ps. 17,689	Ps. 10,285	Ps. (27,445)	Ps. 12,630
Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	(819)	157	(330)	157	(835)
Exchange differences on translation of foreign operations	(5,013)	(10,391)	(5,578)	15,403	(5,579)
Net other comprehensive income to be reclassified to profit or loss in subsequent periods:	(5,832)	(10,234)	(5,908)	15,560	(6,414)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	(216)	—	(216)	216	(216)
Remeasurements of the net defined benefit liability, net of taxes	(511)	(64)	(899)	963	(511)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(727)	(64)	(1,115)	1,179	(727)
Total comprehensive (loss) income, net of tax	(6,559)	(10,298)	(7,023)	16,739	(7,141)
Consolidated comprehensive income for the year, net of tax	Ps. 5,542	Ps. 7,391	Ps. 3,262	Ps. (10,706)	Ps. 5,489
Attributable to:
Equity holders of the parent- continuing	5,542	7,391	3,314	(10,706)	5,541
Non-controlling interest-continuing	—	—	(52)	—	(52)
Consolidated comprehensive income for the year, net of tax	Ps. 5,542	Ps. 7,391	Ps. 3,262	Ps. (10,706)	Ps. 5,489

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2018
Consolidated net income (loss)	Ps. 13,909	Ps. 18,460	Ps. 15,597	Ps. (32,896)	Ps. 15,070
Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	(396)	(1,102)	2,142	(1,081)	(437)
Exchange differences on translation of foreign operations	(6,937)	23,618	(7,127)	(16,788)	(7,234)
Net other comprehensive income to be reclassified to profit or loss in subsequent periods:	(7,333)	22,516	(4,985)	(17,869)	(7,671)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	(1,039)	—	(1,039)	1,039	(1,039)
Remeasurements of the net defined benefit liability, net of taxes	223	(6)	101	(59)	259
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(814)	(6)	(940)	980	(780)
Total comprehensive (loss) income, net of tax	(8,147)	22,510	(5,925)	(16,889)	(8,451)
Consolidated comprehensive income for the year, net of tax	Ps. 5,762	Ps. 40,970	Ps. 9,672	Ps. (49,785)	Ps. 6,619
Attributable to:
Equity holders of the parent- continuing	5,762	40,970	7,037	(49,785)	3,984
Equity holders of the parent- discontinued	—	—	2,817	—	2,817
Non-controlling interest-continuing	—	—	(421)	—	(421)
Non-controlling interest- discontinued	—	—	239	—	239
Consolidated comprehensive income for the year, net of tax	Ps. 5,762	Ps. 40,970	Ps. 9,672	Ps. (49,785)	Ps. 6,619

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2020
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps. 10,731	Ps. 21,590	Ps. 10,918	Ps. (27,443)	Ps. 15,796
Non-cash items	(11,264)	(2,190)	5,699	27,443	19,688
Changes in working capital	196	(2,626)	1,917	176	(337)
Net cash flows (used in)/from operating activities from continuing operations	(337)	16,774	18,534	176	35,147
Investing activities:
Interest received	3,593	1,876	2,823	(7,245)	1,047
Acquisition of long-lived assets, net	—	(3,667)	(5,714)	—	(9,381)
Acquisition of intangible assets and other investing activities	762	(180)	(1,196)	—	(614)
Investments in financial assets, net	(3)	(1,549)	8,623	(8,647)	(1,576)
Dividends received	25,567	13,830	16	(39,397)	16
Net cash flows used in investing activities from continuing operations	29,919	10,310	4,552	(55,289)	(10,508)
Financing activities:
Proceeds from borrowings	59,129	—	3,168	—	62,297
Repayment of borrowings	(42,051)	—	(3,136)	—	(45,187)
Interest paid	(7,019)	(4,909)	(1,419)	7,245	(6,102)
Dividends paid	(10,210)	(17,905)	(21,560)	39,397	(10,278)
Interest paid on lease liabilities	—	(104)	(1)	—	(105)
Payments of leases	—	(132)	(265)	(176)	(573)
Other financing activities	(8,811)	(4,159)	4,688	8,647	365
Net cash flows (used in)/from financing activities from continuing operations	(8,962)	(27,209)	(18,525)	55,113	417
Net (decrease) increase in cash and cash equivalents	20,620	(125)	4,561	—	25,056
Initial balance of cash and cash equivalents	9,849	4,464	6,178	—	20,491
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(473)	(190)	(1,387)	—	(2,050)
Ending balance of cash and cash equivalents	Ps. 29,996	Ps. 4,149	Ps. 9,352	Ps. —	Ps. 43,497

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2019
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps. 10,995	Ps. 20,226	Ps. 14,502	Ps. (27,445)	Ps. 18,278
Non-cash items	(13,994)	(9,829)	12,276	27,445	15,898
Changes in working capital	(222)	(4,975)	2,310	—	(2,887)
Net cash flows (used in)/from operating activities from continuing operations	(3,221)	5,422	29,088	—	31,289
Investing activities:
Interest received	2,957	2,460	5,446	(9,633)	1,230
Acquisition of long-lived assets, net	—	(4,218)	(5,776)	—	(9,994)
Acquisition of intangible assets and other investing activities	(3,693)	189	2,095	—	(1,409)
Investments in financial assets, net	(86)	(224)	(3,705)	3,443	(572)
Dividends received	15,052	868	1	(15,920)	1
Net cash flows used in investing activities from continuing operations	14,230	(925)	(1,939)	(22,110)	(10,744)
Financing activities:
Proceeds from borrowings	9,400	—	1,336	—	10,736
Repayment of borrowings	(14,137)	—	(6,323)	—	(20,460)
Interest paid	(4,006)	(31)	(10,278)	9,633	(4,682)
Dividends paid	(7,437)	(12,261)	(3,662)	15,920	(7,440)
Interest paid on lease liabilities	—	(129)	(125)	125	(129)
Payments of leases	—	(105)	(473)	86	(492)
Other financing activities	(1,016)	11,484	(7,141)	(3,654)	(327)
Net cash flows (used in)/from financing activities from continuing operations	(17,196)	(1,042)	(26,666)	22,110	(22,794)
Net (decrease) increase in cash and cash equivalents from continuing operations	(6,187)	3,455	483	—	(2,249)
Initial balance of cash and cash equivalents	16,529	1,026	6,172	—	23,727
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(493)	(17)	(477)	—	(987)
Ending balance of cash and cash equivalents	Ps. 9,849	Ps. 4,464	Ps. 6,178	Ps. —	Ps. 20,491

	Parent	Combined Wholly-owned Guarantors Subsidiaries	Combined non-guarantor Subsidiaries	Eliminations	Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2018
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps. 13,180	Ps. 19,914	Ps. 16,766	Ps. (32,896)	Ps. 16,964
Non-cash items	(15,622)	(7,476)	8,957	32,896	18,755
Changes in working capital	(89)	(10,958)	2,909	—	(8,138)
Net cash flows (used in)/from operating activities from continuing operations	(2,531)	1,480	28,632	—	27,581
Income before taxes from discontinued operations	—	—	1,308	—	1,308
Operating activities from discontinued operations	—	—	654	—	654
Investing activities:
Acquisition and mergers, net of cash acquired	—	—	1,957	—	1,957
Interest received	2,994	2,187	4,513	(8,690)	1,004
Acquisition of long-lived assets, net	—	(3,506)	(6,012)	—	(9,518)
Acquisition of intangible assets and other investing activities	(10,153)	6,710	2,088	—	(1,355)
Investments in shares	(9,576)	(1,948)	(23,820)	34,957	(387)
Dividends received	4,816	—	8	(4,816)	8
Net cash flows (used in)/from investing activities from continuing operations	(11,919)	3,443	(21,266)	21,451	(8,291)
Net cash flows (used in)/from investing activities from discontinued operations	—	—	(962)	—	(962)
Financing activities:
Proceeds from borrowings	10,100	—	5,326	—	15,426
Repayment of borrowings	(9,028)	—	(6,929)	—	(15,957)
Interest paid	(4,189)	(5,487)	(3,998)	8,690	(4,984)
Dividends paid	(7,038)	(4,434)	(382)	4,816	(7,038)
Proceeds from issuing shares	—	—	—	—	—
Other financing activities	34,314	5,118	(6,157)	(34,957)	(1,682)
Net cash flows (used in)/from financing activities from continuing operations	24,159	(4,803)	(12,140)	(21,451)	(14,235)
Net cash flows (used in)/from financing activities from discontinued operations	—	—	(37)	—	(37)
Net (decrease) increase in cash and cash equivalents from continuing operations	9,709	120	(4,774)	—	5,055
Net (decrease) increase in cash and cash equivalents from discontinued operations	—	—	963	—	963
Initial balance of cash and cash equivalents	7,017	926	10,824	—	18,767
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(197)	(20)	(841)	—	(1,058)
Ending balance of cash and cash equivalents	Ps. 16,529	Ps. 1,026	Ps. 6,172	Ps. —	Ps. 23,727